Distribution Date:	04/17/25	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353DAU9	3.293700%	23,420,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	6,686,297.93	0.00	23,134.03	0.00	0.00	23,134.03	6,686,297.93	32.29%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	31,394,585.74	0.00	109,737.16	0.00	0.00	109,737.16	31,394,585.74	32.29%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	10,670,000.00	0.00	34,446.32	0.00	0.00	34,446.32	10,670,000.00	32.29%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	32.29%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	32.29%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	21.87%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	16.74%	17.13%
C	90353DBE4	5.187028%	36,222,000.00	36,222,000.00	0.00	156,570.43	0.00	0.00	156,570.43	36,222,000.00	11.30%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	8.06%	9.94%
D-RR	90353DAF2	5.187028%	20,674,000.00	20,674,000.00	0.00	69,674.23	0.00	0.00	69,674.23	20,674,000.00	4.96%	7.38%
E-RR	90353DAH8	5.187028%	9,056,000.00	9,056,000.00	0.00	0.00	0.00	0.00	0.00	9,056,000.00	3.60%	6.25%
F-RR*	90353DAK1	5.187028%	9,055,000.00	9,055,000.00	0.00	0.00	0.00	0.00	0.00	9,055,000.00	2.24%	5.13%
G-RR	90353DAM7	5.187028%	9,056,000.00	9,056,000.00	0.00	0.00	0.00	0.00	0.00	9,056,000.00	0.88%	4.00%
NR-RR	90353DAP0	5.187028%	32,197,824.00	6,503,020.54	0.00	0.00	0.00	636,724.44	0.00	5,866,296.10	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	666,952,904.21	0.00	2,249,047.40	0.00	636,724.44	2,249,047.40	666,316,179.77

X-A	90353DBA2	1.019224%	563,457,000.00	451,165,883.67	0.00	383,199.22	0.00	0.00	383,199.22	451,165,883.67
X-B	90353DBB0	0.395582%	139,858,000.00	139,858,000.00	0.00	46,104.46	0.00	0.00	46,104.46	139,858,000.00
X-D	90353DAA3	2.187028%	21,585,000.00	21,585,000.00	0.00	39,339.16	0.00	0.00	39,339.16	21,585,000.00
Notional SubTotal			724,900,000.00	612,608,883.67	0.00	468,642.84	0.00	0.00	468,642.84	612,608,883.67

Deal Distribution Total					0.00	2,717,690.24	0.00	636,724.44	2,717,690.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353DAV7	75.98497562	0.00000000	0.26290164	0.00000000	0.00000000	0.00000000	0.00000000	0.26290164	75.98497562
A-SB	90353DAW5	805.87791000	0.00000000	2.81687912	0.00000000	0.00000000	0.00000000	0.00000000	2.81687912	805.87791000
A-3	90353DAX3	1,000.00000000	0.00000000	3.22833365	0.00000000	0.00000000	0.00000000	0.00000000	3.22833365	1,000.00000000
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.32252305	0.00000000	0.00000000	0.00000000	0.00000000	4.32252305	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	3.37013785	0.95238512	1.13980023	0.00000000	0.00000000	3.37013785	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	0.00000000	4.32252319	18.34655919	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	0.00000000	4.32252347	43.90381999	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	90353DAM7	1,000.00000000	0.00000000	0.00000000	4.32252319	64.12017889	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90353DAP0	201.97080834	0.00000000	0.00000000	0.87302359	137.49905801	0.00000000	19.77538731	0.00000000	182.19542103
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	800.71040677	0.00000000	0.68008600	0.00000000	0.00000000	0.00000000	0.00000000	0.68008600	800.71040677
X-B	90353DBB0	1,000.00000000	0.00000000	0.32965193	0.00000000	0.00000000	0.00000000	0.00000000	0.32965193	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.82252305	0.00000000	0.00000000	0.00000000	0.00000000	1.82252305	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/25 - 03/30/25	30	0.00	23,134.03	0.00	23,134.03	0.00	0.00	0.00	23,134.03	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	109,737.16	0.00	109,737.16	0.00	0.00	0.00	109,737.16	0.00
A-3	03/01/25 - 03/30/25	30	0.00	34,446.32	0.00	34,446.32	0.00	0.00	0.00	34,446.32	0.00
A-4	03/01/25 - 03/30/25	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	03/01/25 - 03/30/25	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	03/01/25 - 03/30/25	30	0.00	383,199.22	0.00	383,199.22	0.00	0.00	0.00	383,199.22	0.00
X-B	03/01/25 - 03/30/25	30	0.00	46,104.46	0.00	46,104.46	0.00	0.00	0.00	46,104.46	0.00
A-S	03/01/25 - 03/30/25	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	03/01/25 - 03/30/25	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	03/01/25 - 03/30/25	30	0.00	156,570.43	0.00	156,570.43	0.00	0.00	0.00	156,570.43	0.00
X-D	03/01/25 - 03/30/25	30	0.00	39,339.16	0.00	39,339.16	0.00	0.00	0.00	39,339.16	0.00
D	03/01/25 - 03/30/25	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	03/01/25 - 03/30/25	30	3,857.94	89,363.84	0.00	89,363.84	19,689.61	0.00	0.00	69,674.23	23,564.23
E-RR	03/01/25 - 03/30/25	30	126,455.07	39,144.77	0.00	39,144.77	39,144.77	0.00	0.00	0.00	166,146.44
F-RR	03/01/25 - 03/30/25	30	356,866.08	39,140.45	0.00	39,140.45	39,140.45	0.00	0.00	0.00	397,549.09
G-RR	03/01/25 - 03/30/25	30	539,196.88	39,144.77	0.00	39,144.77	39,144.77	0.00	0.00	0.00	580,672.34
NR-RR	03/01/25 - 03/30/25	30	4,380,127.81	28,109.46	0.00	28,109.46	28,109.46	0.00	0.00	0.00	4,427,170.47
Totals			5,406,503.78	2,882,919.30	0.00	2,882,919.30	165,229.06	0.00	0.00	2,717,690.24	5,595,102.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,717,690.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,892,556.78	Master Servicing Fee	2,968.75
Interest Reductions due to Nonrecoverability Determination	(132,232.94)	Certificate Administrator Fee	4,996.59
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.16
ARD Interest	0.00	Operating Advisor Fee	1,142.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,760,323.84	Total Fees	9,573.43

Principal		Expenses/Reimbursements
Scheduled Principal	620,638.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	33,060.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	16,085.84	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	636,724.44
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	636,724.44	Total Expenses/Reimbursements	669,784.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,717,690.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,717,690.24
Total Funds Collected	3,397,048.28	Total Funds Distributed	3,397,048.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	666,952,904.21	666,952,904.21	Beginning Certificate Balance	666,952,904.21
(-) Scheduled Principal Collections	620,638.60	620,638.60	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	16,085.84	16,085.84	(-) Realized Losses	636,724.44
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	636,724.44
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	666,316,179.77	666,316,179.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	668,386,252.15	668,386,252.15	Ending Certificate Balance	666,316,179.77
Ending Actual Collateral Balance	667,837,709.47	667,837,709.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,479,495.30	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	6,116,219.74	0.00	Net WAC Rate	5.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP
5,000,000 or less	12	42,230,732.09	6.34%	29	4.9583	1.930306	Less than 1.41	17	182,576,442.07	27.40%	38	5.1521	0.540155
5,000,001 to 10,000,000	22	171,467,092.25	25.73%	33	5.0162	1.837253	1.41 to 1.50	6	84,319,196.64	12.65%	39	5.2548	1.459188
10,000,001 to 15,000,000	10	116,889,797.31	17.54%	39	5.0205	1.578013	1.51 to 1.60	5	67,363,715.28	10.11%	38	4.9949	1.564222
15,000,001 to 20,000,000	7	122,235,224.24	18.34%	39	5.0658	1.340010	1.61 to 1.70	5	51,063,264.57	7.66%	39	5.1862	1.658457
20,000,001 to 25,000,000	3	66,590,418.65	9.99%	39	5.0805	1.623879	1.71 to 1.80	5	34,993,835.79	5.25%	39	5.2022	1.747964
25,000,001 to 35,000,000	3	92,239,979.23	13.84%	37	4.8171	1.273064	1.81 to 1.90	2	9,952,619.19	1.49%	39	5.3892	1.883105
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	33,500,000.00	5.03%	33	4.4430	1.970000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	65,667,946.10	9.86%	39	5.0816	2.137948
Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685	2.26 to 2.50	1	7,382,009.56	1.11%	40	5.4700	2.290000
							2.51 to 2.75	2	20,077,131.12	3.01%	39	4.5502	2.723141
							2.76 or greater	7	54,757,083.45	8.22%	13	4.0764	3.666497
							Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP
							Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP
Arizona	3	24,877,821.37	3.73%	40	4.8276	0.268796
							Industrial	5	34,257,745.89	5.14%	40	4.8360	2.411368
Arkansas	1	14,622,044.25	2.19%	40	4.6900	1.560000
							Lodging	13	103,030,751.87	15.46%	40	5.4248	1.001192
California	6	45,598,493.38	6.84%	39	5.1497	2.060246
							Mixed Use	1	33,500,000.00	5.03%	33	4.4430	1.970000
Colorado	2	19,415,934.74	2.91%	39	5.0122	1.880858
							Mobile Home Park	3	16,949,991.59	2.54%	39	5.0576	2.801682
Florida	5	26,631,566.01	4.00%	40	5.3526	1.522454
							Multi-Family	5	51,029,546.24	7.66%	39	4.9301	1.983590
Georgia	1	5,604,944.18	0.84%	40	5.2800	1.870000
							Office	11	179,024,371.75	26.87%	38	5.0837	1.204835
Illinois	3	14,957,675.01	2.24%	39	5.1806	1.222341
							Other	2	27,144,741.40	4.07%	(13)	3.5045	3.593631
Indiana	1	11,704,550.86	1.76%	39	5.0500	1.420000
							Retail	19	162,966,117.46	24.46%	38	5.0539	1.524699
Maryland	1	8,100,000.00	1.22%	40	5.0900	1.670000
							Self Storage	1	3,750,000.00	0.56%	39	4.9630	2.180000
Massachusetts	1	42,483,023.37	6.38%	38	5.1760	1.480000
							Totals	68	666,316,179.77	100.00%	36	5.0364	1.584685
Michigan	3	40,932,437.10	6.14%	40	4.9201	1.973505

Missouri	2	10,931,000.00	1.64%	37	5.1288	0.875140

Nevada	2	26,668,581.41	4.00%	38	4.9510	1.617577

New Jersey	2	17,923,938.68	2.69%	38	4.9520	2.479443

New York	5	71,744,741.40	10.77%	17	4.2437	2.457437

Ohio	3	9,227,122.71	1.38%	40	5.3301	2.336735

Oklahoma	1	11,224,995.38	1.68%	39	5.1952	2.250000

Oregon	2	7,382,009.56	1.11%	40	5.4700	2.290000

Tennessee	3	31,558,522.71	4.74%	40	5.3011	0.832173

Texas	8	79,376,783.99	11.91%	37	5.1203	0.651887

Utah	1	7,106,399.40	1.07%	39	6.0085	1.370000

Virginia	4	83,580,680.68	12.54%	38	5.0313	1.703347

Totals	68	666,316,179.77	100.00%	36	5.0364	1.584685

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP
	4.6000% or less	8	97,568,657.76	14.64%	23	4.1395	2.492342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	28,584,884.55	4.29%	40	4.7173	1.498037	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	106,757,164.91	16.02%	39	4.9481	0.983479	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	19	242,015,428.31	36.32%	38	5.0918	1.630852	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	6	58,684,928.50	8.81%	39	5.3341	1.498538	49 months or greater	57	611,653,243.77	91.80%	36	4.9999	1.586453
	5.4001% to 5.6000%	4	27,329,684.57	4.10%	39	5.4764	1.676030	Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685
	5.6001% to 5.8000%	6	32,731,988.75	4.91%	40	5.6920	0.837223
	5.8001% or greater	3	17,980,506.42	2.70%	39	6.1136	1.308494
	Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP
	60 months or less	57	611,653,243.77	91.80%	36	4.9999	1.586453	Interest Only	23	219,249,144.77	32.90%	31	4.6873	1.960331
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	34	392,404,099.00	58.89%	39	5.1746	1.377554
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	54,662,936.00	8.20%	39	5.4443	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	513,990,204.02	77.14%	36	4.9700	1.644568
	13 months to 24 months	11	97,663,039.75	14.66%	38	5.1573	1.280599
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	666,316,179.77	100.00%	36	5.0364	1.584685
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	118,329.29	40,295.57	0.00	N/A	05/05/28	--	27,125,162.59	27,084,867.02	04/05/25
2A4	30299976				Actual/360	5.066%	78,886.20	26,863.71	0.00	N/A	05/05/28	--	18,083,441.74	18,056,578.03	04/05/25
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	105,336.03	31,571.28	0.00	N/A	06/06/28	--	23,633,250.93	23,601,679.65	04/06/25
3A2	30314878				Actual/360	5.176%	84,268.82	25,257.03	0.00	N/A	06/06/28	--	18,906,600.64	18,881,343.61	04/06/25
4	30314879	MU	New York	NY	Actual/360	4.443%	128,168.21	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	04/05/25
5A1	30314880	LO	Various	Various	Actual/360	5.000%	136,479.51	43,355.73	0.00	N/A	08/01/28	--	31,698,467.94	31,655,112.21	02/01/25
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	24,259.17	6,433.37	0.00	N/A	05/05/23	05/05/25	9,064,329.93	9,057,896.56	04/05/25
6A2A5	30314883				Actual/360	3.108%	24,259.17	6,433.37	0.00	N/A	05/05/23	05/05/25	9,064,329.93	9,057,896.56	04/05/25
6A2A6	30314884				Actual/360	3.108%	12,129.53	3,219.10	0.00	N/A	05/05/23	05/05/25	4,532,145.06	4,528,925.96	04/05/25
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	99,074.70	33,917.25	0.00	N/A	07/06/28	--	22,971,846.31	22,937,929.06	02/06/25
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	87,350.24	34,130.01	0.00	N/A	07/06/28	--	20,084,939.95	20,050,809.94	04/06/25
9	30314885	OF	Arlington	TX	Actual/360	4.970%	0.00	0.00	0.00	N/A	07/01/28	--	18,661,760.65	18,661,760.65	06/01/22
11	30314888	OF	Southfield	MI	Actual/360	5.400%	78,863.86	21,369.39	0.00	08/06/28	08/06/48	--	16,959,970.70	16,938,601.31	04/06/25
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	74,134.79	36,473.44	0.00	N/A	08/06/28	--	15,313,414.08	15,276,940.64	04/06/25
13	30314889	RT	Reno	NV	Actual/360	4.951%	74,267.75	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	04/05/25
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	43,120.39	14,717.03	0.00	N/A	06/06/28	--	9,213,484.17	9,198,767.14	04/06/25
14A2	30314890				Actual/360	5.435%	28,746.92	9,811.36	0.00	N/A	06/06/28	--	6,142,322.79	6,132,511.43	04/06/25
15	30314891	MF	Detroit	MI	Actual/360	4.333%	63,430.31	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	04/06/25
16	30314892	RT	Conway	AR	Actual/360	4.690%	59,127.78	18,577.76	0.00	N/A	08/06/28	--	14,640,622.01	14,622,044.25	04/06/25
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	62,039.71	17,557.42	0.00	N/A	08/06/28	--	13,619,302.54	13,601,745.12	04/06/25
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	46,053.28	20,119.40	0.00	N/A	08/01/28	--	11,282,959.70	11,262,840.30	04/01/25
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	50,958.67	13,827.12	0.00	N/A	07/06/28	--	11,718,377.98	11,704,550.86	04/06/25
21	30314896	MH	Monticello	MN	Actual/360	5.418%	53,682.50	12,429.45	0.00	N/A	08/06/28	--	11,506,268.78	11,493,839.33	04/06/25
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	45,363.63	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	04/06/25
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	50,274.08	12,839.58	0.00	N/A	07/06/28	--	11,237,834.96	11,224,995.38	04/06/25
24	30314897	LO	Austin	TX	Actual/360	5.170%	45,813.81	17,120.99	0.00	N/A	07/01/28	--	10,290,742.39	10,273,621.40	04/01/25
26	30314898	MF	New York	NY	Actual/360	5.450%	52,092.92	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	04/06/25
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	46,704.60	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30314900	RT	Longview	TX	Actual/360	5.090%	47,337.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	04/06/25
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	39,498.34	16,020.08	0.00	N/A	07/06/28	--	9,264,601.49	9,248,581.41	04/06/25
30	30314901	OF	Richmond	VA	Actual/360	5.030%	43,313.89	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	03/01/25
31	30314902	OF	Madison	NJ	Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/25
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	43,658.33	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	04/01/25
33	30314904	RT	Chicago	IL	Actual/360	4.970%	41,213.73	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	04/01/25
34	30314905	RT	Clearwater Beach	FL	Actual/360	5.350%	40,867.37	12,181.93	0.00	N/A	08/01/28	--	8,870,819.82	8,858,637.89	11/01/24
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	34,674.18	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	04/06/25
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	30,694.46	14,853.76	0.00	N/A	07/01/28	--	7,938,792.44	7,923,938.68	04/01/25
37	30314907	LO	Seaside	OR	Actual/360	5.470%	34,856.03	17,985.22	0.00	N/A	08/01/28	--	7,399,994.78	7,382,009.56	04/01/25
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	33,155.23	11,461.88	0.00	N/A	07/06/28	--	8,014,746.83	8,003,284.95	04/06/25
39	30314909	RT	District Heights	MD	Actual/360	5.090%	35,502.75	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	04/01/25
40	30501207	LO	Provo	UT	Actual/360	6.008%	36,834.46	12,764.75	0.00	N/A	07/06/28	--	7,119,164.15	7,106,399.40	04/06/25
41	30314910	LO	Houston	TX	Actual/360	5.740%	0.00	0.00	0.00	N/A	07/06/28	--	6,860,816.52	6,860,816.52	07/06/20
42	30314911	MH	Longmont	CO	Actual/360	5.310%	34,131.45	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	04/06/25
43	30314912	IN	Livonia	MI	Actual/360	5.185%	31,267.70	9,225.33	0.00	N/A	08/06/28	--	7,003,061.12	6,993,835.79	04/06/25
44	30501208	LO	Sandy	UT	Actual/360	5.729%	32,132.67	9,786.29	0.00	N/A	07/06/28	--	6,513,984.75	6,504,198.46	04/06/25
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	28,998.84	8,921.66	0.00	N/A	08/01/28	--	6,629,147.64	6,620,225.98	04/01/25
46	30501194	LO	Savannah	GA	Actual/360	5.560%	29,357.42	9,506.89	0.00	N/A	07/06/28	--	6,132,182.58	6,122,675.69	04/06/25
47	30314914	MH	Various	OH	Actual/360	5.120%	27,150.87	8,220.79	0.00	N/A	08/06/28	--	6,158,212.38	6,149,991.59	04/06/25
48	30314915	LO	Jackson	CA	Actual/360	5.940%	28,732.86	12,908.66	0.00	N/A	07/05/28	--	5,617,372.51	5,604,463.85	04/05/25
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	25,525.20	9,103.76	0.00	N/A	08/01/28	--	5,614,047.94	5,604,944.18	04/01/25
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	27,931.35	6,025.39	0.00	N/A	08/06/28	--	5,612,125.86	5,606,100.47	12/06/24
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	29,261.12	6,856.20	0.00	N/A	08/01/28	--	5,276,499.37	5,269,643.17	04/01/25
53	30314919	IN	Ontario	CA	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	04/01/25
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	20,735.94	6,836.22	0.00	N/A	06/06/28	--	4,354,511.23	4,347,675.01	04/06/25
55	30314921	IN	Houston	TX	Actual/360	4.920%	18,605.90	5,331.54	0.00	N/A	07/01/28	--	4,391,636.88	4,386,305.34	04/01/25
56	30314922	98	Long Island City	NY	Actual/360	5.500%	21,312.50	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	30314923	RT	Various	FL	Actual/360	5.060%	19,607.50	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	04/06/25
58	30314924	RT	Cedar Hill	TX	Actual/360	5.060%	0.00	0.00	0.00	N/A	07/06/25	--	4,235,000.00	4,235,000.00	07/06/20
59	30501318	LO	Florissant	MO	Actual/360	5.800%	16,821.12	7,832.01	0.00	N/A	08/06/28	--	3,367,965.62	3,360,133.61	04/06/25
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	16,026.35	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	04/06/25
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,742.30	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	04/06/25
62	30314926	IN	Warrensville Heights OH		Actual/360	5.750%	15,258.76	4,582.72	0.00	N/A	08/01/28	--	3,081,713.84	3,077,131.12	03/01/25
63	30314927	OF	Irvine	CA	Actual/360	4.770%	11,090.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	04/01/25
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,810.17	0.00	0.00	08/06/28	08/06/33	--	980,000.00	980,000.00	04/06/25
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,617.76	0.00	0.00	08/06/28	08/06/33	--	931,000.00	931,000.00	04/06/25
Totals							2,760,323.84	636,724.44	0.00				666,952,904.21	666,316,179.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1	15,127,103.12	20,800,613.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,127,103.12	20,800,613.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	7,969,057.36	8,145,058.05	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,969,057.36	8,145,058.05	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,936,132.92	2,979,017.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,073,369.88	1,610,927.05	01/01/24	09/30/24	--	0.00	0.00	359,540.49	359,540.49	0.00	0.00
6A2A4	32,241,595.00	33,028,837.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A5	32,241,595.00	33,028,837.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A6	32,241,595.00	33,028,837.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,710,791.39	3,498,192.10	01/01/24	06/30/24	--	0.00	0.00	132,715.01	265,889.70	0.00	0.00
8	2,426,901.29	1,993,732.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	(162,123.00)	01/01/24	03/31/24	04/11/25	9,489,908.64	229,191.00	(224.98)	2,537,799.08	1,447,774.48	0.00
11	1,810,397.08	1,834,229.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,099,142.94	2,125,229.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,436,850.93	1,594,646.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,723,695.99	2,856,992.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,753,728.24	4,802,308.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,654,926.92	570,106.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	987,529.63	1,172,448.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,062,936.65	1,124,577.39	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,519,567.65	(133,823.16)	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,603,040.36	1,799,670.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,382,881.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	732,604.12	717,156.27	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,535,629.84	1,742,556.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,226,422.99	1,122,705.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,136,747.96	1,106,344.05	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	4,108,025.00	0.00	--	--	--	0.00	0.00	43,109.38	43,109.38	0.00	0.00
31	7,084,262.00	8,247,554.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,744,008.79	1,264,975.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	545,803.14	441,960.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	839,462.60	157,321.16	01/01/24	03/31/24	--	0.00	0.00	52,942.36	265,153.19	0.00	0.00
35A2	7,859,023.59	7,669,568.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,982,263.66	484,775.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,613,509.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,221,067.03	1,172,860.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,034,816.82	701,998.18	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	931,282.83	921,746.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	(1,071,140.62)	10/01/23	09/30/24	12/11/24	8,566,010.06	189,265.28	(82.71)	401,167.55	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	951,572.33	928,026.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	769,525.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	896,789.80	942,194.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	511,147.96	540,592.79	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	790,158.91	821,375.62	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	614,558.94	606,754.31	04/01/23	03/31/24	--	0.00	0.00	33,889.08	135,779.71	8,352.12	0.00
52	1,140,543.02	816,341.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	734,584.34	958,145.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	545,868.80	711,347.86	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	440,218.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	420,033.06	324,553.67	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(177,632.33)	0.00	--	--	02/12/24	2,089,289.66	196,889.32	(51.06)	582,568.13	385,736.75	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	540,484.97	421,454.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	193,315.11	93,186.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	677,667.52	657,185.30	01/01/24	06/30/24	--	0.00	0.00	19,834.85	19,834.85	0.00	0.00
63	270,810.80	255,720.88	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	91,074.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	75,975.54	75,569.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	219,180,626.65	217,567,894.77				20,145,208.36	615,345.60	641,672.43	4,610,842.08	1,841,863.35	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6A2A4	30314882	6,433.37	Partial Liquidation (Curtailment)	0.00	0.00
6A2A5	30314883	6,433.37	Partial Liquidation (Curtailment)	0.00	0.00
6A2A6	30314884	3,219.10	Partial Liquidation (Curtailment)	0.00	0.00
Totals		16,085.84		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	1	22,937,929.06	0	0.00	5	44,222,315.53	2	13,610,597.86	3	29,757,577.17	0	0.00	3	16,085.84	0	0.00	5.036360%	5.019578%	36
03/17/25	0	0.00	1	5,612,125.86	4	38,628,396.99	2	13,633,148.90	3	29,757,577.17	0	0.00	3	18,996.80	0	0.00	5.036485%	5.019704%	37
02/18/25	0	0.00	1	5,620,815.22	4	38,644,466.95	2	13,662,241.02	3	29,757,577.17	0	0.00	3	16,038.98	0	0.00	5.036651%	5.019872%	38
01/17/25	0	0.00	2	14,525,709.89	3	29,757,577.17	2	13,684,531.64	3	29,757,577.17	0	0.00	3	16,016.93	1	6,435,000.00	5.036773%	5.019995%	39
12/17/24	2	18,910,939.25	2	28,714,900.16	3	29,757,577.17	3	20,567,526.35	2	22,896,760.65	0	0.00	3	16,975.80	0	0.00	5.037211%	5.020460%	40
11/18/24	2	28,758,195.03	0	0.00	3	29,757,577.17	3	20,591,822.14	2	22,896,760.65	0	0.00	3	15,973.42	0	0.00	5.037344%	5.020594%	41
10/18/24	0	0.00	1	5,645,345.47	3	29,757,577.17	3	20,613,765.94	2	22,896,760.65	0	0.00	3	16,932.97	0	0.00	5.037461%	5.020713%	42
09/17/24	1	5,652,079.44	0	0.00	3	29,757,577.17	3	20,637,836.01	2	22,896,760.65	0	0.00	3	15,929.46	0	0.00	5.037592%	5.020845%	43
08/16/24	0	0.00	0	0.00	3	29,757,577.17	3	20,659,547.75	2	22,896,760.65	0	0.00	3	15,859.65	0	0.00	5.037708%	5.020962%	44
07/17/24	0	0.00	0	0.00	3	29,784,059.62	3	20,681,149.98	2	22,923,243.10	0	0.00	3	33,713.68	0	0.00	5.037820%	5.021076%	45
06/17/24	1	8,985,700.41	0	0.00	3	29,813,002.22	3	13,844,074.60	2	22,952,185.70	0	0.00	3	31,663.98	1	0.00	5.037897%	5.021154%	46
05/17/24	0	0.00	1	10,000,000.00	4	41,759,502.41	3	25,785,702.08	2	22,978,431.96	0	0.00	3	62,551.30	0	0.00	5.054362%	5.037667%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30501170	02/06/25	1	1	132,715.01	265,889.70	1,000.00	23,015,182.62
9	30314885	06/01/22	33	6	(224.98)	2,537,799.08	1,881,386.07	19,349,630.16	01/08/21	7			10/04/22
30	30314901	03/01/25	0	B	43,109.38	43,109.38	0.00	10,000,000.00	09/22/23	98
34	30314905	11/01/24	4	6	52,942.36	265,153.19	298,460.86	8,924,201.49	01/03/25	2
41	30314910	07/06/20	56	6	(82.71)	401,167.55	0.00	7,420,786.49	05/14/20	7			12/03/24
51	30501316	12/06/24	3	3	33,889.08	135,779.71	10,852.12	5,632,690.78	03/11/25	98
58	30314924	07/06/20	56	6	(51.06)	582,568.13	2,046,519.56	4,235,000.00	06/11/20	7			01/03/23
62	30314926	03/01/25	0	B	19,834.85	19,834.85	0.00	3,081,713.84
Totals					282,131.94	4,251,301.59	4,238,218.61	81,659,205.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		26,879,719	22,644,719	0		4,235,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		33,500,000	33,500,000	0		0
37 - 48 Months		587,086,859	510,551,017	37,402,667		39,133,175
49 - 60 Months		0	0	0		0
> 60 Months		18,849,601	18,849,601	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	666,316,180	599,155,935	22,937,929	0	14,464,738	29,757,577
Mar-25	666,952,904	622,712,381	0	5,612,126	8,870,820	29,757,577
Feb-25	667,771,286	623,506,004	0	5,620,815	8,886,890	29,757,577
Jan-25	668,401,503	624,118,215	0	14,525,710	0	29,757,577
Dec-24	675,463,904	598,080,487	18,910,939	28,714,900	0	29,757,577
Nov-24	676,150,285	617,634,512	28,758,195	0	0	29,757,577
Oct-24	676,771,817	641,368,894	0	5,645,345	0	29,757,577
Sep-24	677,452,542	642,042,885	5,652,079	0	0	29,757,577
Aug-24	678,068,256	648,310,679	0	0	0	29,757,577
Jul-24	678,707,656	648,923,596	0	0	0	29,784,060
Jun-24	679,425,914	640,627,211	8,985,700	0	6,860,817	22,952,186
May-24	691,995,439	640,235,936	0	10,000,000	6,860,817	34,898,686
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30299799	27,084,867.02	27,084,867.02	200,800,000.00	02/13/18	19,744,137.81	1.56000	09/30/24	05/05/28	276
2A4	30299976	18,056,578.03	18,056,578.03	200,800,000.00	02/13/18	19,744,137.81	1.56000	09/30/24	05/05/28	276
5A1	30314880	31,655,112.21	31,754,812.24	55,500,000.00	06/01/21	856,849.80	0.29000	09/30/24	08/01/28	279
9	30314885	18,661,760.65	19,349,630.16	14,600,000.00	06/30/23	(193,578.00)	(0.61000)	03/31/24	07/01/28	279
30	30314901	10,000,000.00	10,000,000.00	112,200,000.00	05/17/18	3,808,755.00	1.64000	09/30/23	07/01/28	I/O
34	30314905	8,858,637.89	8,924,201.49	14,400,000.00	06/07/18	151,087.41	0.95000	03/31/24	08/01/28	279
41	30314910	6,860,816.52	7,420,786.49	3,800,000.00	11/04/24	(1,112,315.13)	(1.92000)	09/30/24	07/06/28	218
51	30501316	5,606,100.47	5,632,690.78	9,000,000.00	04/27/18	590,465.31	1.45000	03/31/24	08/06/28	279
58	30314924	4,235,000.00	4,235,000.00	4,025,000.00	10/17/23	(204,944.33)	(0.94000)	12/31/23	07/06/25	I/O
Totals		131,018,872.79	132,458,566.21	615,125,000.00		43,384,595.68

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30299799	OF	VA	01/24/24	98

4/11/2025 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office tower totaling 950K SF in Richmond, VA. Current occupancy is 83%. Cash management is in place and cash flow sweep is active. Senior loan is current through March 2025. Special Servicer has engaged legal counsel; however, PNA has not been executed. Special Servicer continues to monitor performance and leasing at the property as the 2 major tenants roll in mid to late 2025. Largest tenant is working on a 5 year renewal of their lease at the property. Special Servicer is working with the Borrower on a potential reinstatement of the loan. Special

	Servicer is also reviewing Lender's righ ts and remedies.
2A4	30299976	Various	Various	01/24/24	98
	4/11/2025 - Please refer to commentary on loan 30299799.

5A1	30314880	LO	Various	03/25/25	98

4/11/2025 - This Loan transferred to SS on 3/27/2025 due to an Imminent Default. The Loan is secured by four (4) hospitality properties (i) 83-room Hampton Inn & Suites Nashville Smyrna located in Smyrna, TN, (ii) 112-room Hilton Garden Inn

Nashville Smyrna, located in Smyrna, TN, (iii) 127-room Hyatt Place Phoenix North, located in Phoenix, AZ, and (iv) 139-room Aloft Broomfield, located in Broomfield, CO. The file is currently under review.

9	30314885	OF	TX	01/08/21	7

4/11/2025 - The SS transfer date was 1/8/2021 due to payment default. The Trust took title on 10/5/2022. The Loan is collateralized by Copeland Tower and Stadium Place, two Class-B office buildings in Arlington, Texas. Copeland Tower is a

12-story building built in 1985 and with 126,628 sf of NRA on 6.4 acres. Stadium Place is a 5-story building containing 84,653 NRA sf built in 1982 on 3.9 acres. The collateral was foreclosed on 10/5/2022 and title is held by the Trust.

	Occupancy is currently 40% at Copeland Tower and 77% at Stadium Place. The Noteholder is formalizing plans to market the property in 2Q2025.

30	30314901	OF	VA	09/22/23	98
	4/11/2025 - Borrower signed PNL and Cash Management is functioning. Negotiations continue regarding future of Loan and Property. Loan remains current as of March 2025.

34	30314905	RT	FL	01/03/25	2

4/11/2025 - The SS transfer date was 1/9/2025 due to Payment Default. Loan is paid through 10/2024. The collateral is a multi-tenant strip center that contains 38,361 SF built in 1994 and located in the tourist district in Clearwater Beach, FL.

	Hurricanes in September 2024 impacted the property. File is under review.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
41	30314910	LO	TX	05/14/20	7

4/11/2025 - The SS transfer date was 5/14/2020. Loan is delinquent as of 7/6/2020. The loan is collateralized by a 206 key full-service Holiday Inn located in the Houston MSA. Several attempts to sell the collateral were unsuccessful while the

Receiver was in place. The Noteholder pursued the Guarantors against a recourse claim and reached a settlement. The Trust took title through a foreclosure sale on 12/3/2024. The Property is being marketed via an auction on April 9, 2025.

51	30501316	RT	CA	03/11/25	98

4/11/2025 - The SS transfer date was 3/13/2025 as a result of a payment default. The collateral consists of a 25,060 sq. ft. retail center located at 2727 Via Cascadita, San Clemente, CA. The Loan is paid through 12/2024. The file is currently under review.

58	30314924	RT	TX	06/11/20	7

4/11/2025 - The SS transfer date was 9/24/2021. The Loan is collateralized by a 32,880 sq ft 1-story fitness center. The improvements were built in 2002 and the site encompasses approximately 4.505 acres. The Property was previously tenanted by 24 Hour Fitness, which filed bankruptcy and vacated the Property in June 2020. The foreclosure occurred on 1/3/2023 and title is held by the Trust. The building is now 100% leased to Crunch Fitness, which opened in October

2024. The Noteholder is formalizing plan s to market the property in 2Q2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
6A2A4	30314882	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A5	30314883	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A6	30314884	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
7	30501170	24,723,751.71	5.00850%	24,723,751.71	5.00850%	8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
37	30314907	8,345,333.87	5.47000%	8,345,333.87	5.47000%	8	06/10/20	02/28/20	06/11/20
40	30501207	0.00	6.00850%	0.00	6.00850%	8	03/31/22	03/31/22	04/07/22
44	30501208	0.00	5.72850%	0.00	5.72850%	10	05/04/22	05/04/22	06/09/22
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30314886 11/18/22	18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37	11.92%
18	30501322 06/17/24	11,920,253.93	3,800,000.00	4,071,990.71	11,606,968.07	4,071,990.71	(7,534,977.36)	19,455,231.29	0.00	0.00	19,455,231.29	149.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,920,253.93	40,200,000.00	20,640,653.85	12,370,014.47	20,640,653.85	8,270,639.38	21,649,614.55	0.00	48,287.89	21,601,326.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/25	636,724.44	0.00	0.00	0.00	0.00	636,724.44	0.00	0.00	6,100,689.60
		03/17/25	818,381.57	0.00	0.00	0.00	0.00	818,381.57	0.00	0.00
		02/18/25	630,216.73	0.00	0.00	0.00	0.00	630,216.73	0.00	0.00
		01/17/25	69,108.27	0.00	0.00	0.00	0.00	69,108.27	0.00	0.00
		12/17/24	10,449.42	0.00	0.00	0.00	0.00	10,449.42	0.00	0.00
		11/18/24	621,532.03	0.00	0.00	0.00	0.00	621,532.03	0.00	0.00
		10/18/24	680,724.96	0.00	0.00	0.00	0.00	680,724.96	0.00	0.00
		05/17/24	678,827.66	0.00	0.00	0.00	0.00	678,827.66	0.00	0.00
		04/17/24	611,726.65	0.00	0.00	0.00	0.00	611,726.65	0.00	0.00
		03/15/24	737,390.90	0.00	0.00	0.00	0.00	737,390.90	0.00	0.00
		02/16/24	605,606.97	0.00	0.00	0.00	0.00	605,606.97	0.00	0.00
10	30314886	05/17/23	0.00	0.00	2,146,095.37	0.00	0.00	(48,287.89)	0.00	0.00	2,146,095.37
		11/18/22	0.00	0.00	2,194,383.26	0.00	0.00	2,194,383.26	0.00	0.00
18	30501322	06/17/24	0.00	0.00	19,455,231.29	0.00	0.00	11,920,253.93	0.00	606,643.33	12,526,897.26
Current Period Totals			636,724.44	0.00	0.00	0.00	0.00	636,724.44	0.00	0.00	636,724.44
Cumulative Totals			6,100,689.60	0.00	21,601,326.66	0.00	0.00	20,167,038.90	0.00	606,643.33	20,773,682.23

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	5,839.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A4	0.00	0.00	3,892.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	1,100.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,017.46	0.00	0.00	0.00	0.00	79,867.15	0.00	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	33,911.49	0.00	224,936.89	0.00	0.00
51	0.00	0.00	2,709.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,454.29	0.00	411,787.55	0.00	0.00
Total	0.00	0.00	33,060.18	0.00	0.00	0.00	0.00	132,232.94	0.00	636,724.44	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		802,017.56

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30